Fair Value, Assets and Liabilities Measured at Fair Value Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Securities available for sale [Abstract]
Total securities available for sale	$ 501,463	$ 571,965
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Securities available for sale [Abstract]
Total securities available for sale	0	35
Significant Other Observable Inputs (Level 2) [Member]
Securities available for sale [Abstract]
Total securities available for sale	501,463	571,930
Significant Unobservable Inputs (Level 3) [Member]
Securities available for sale [Abstract]
Total securities available for sale	0	0
Carrying Value [Member]
Securities available for sale [Abstract]
Total securities available for sale	501,463	571,965
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Securities available for sale [Abstract]
U.S. government sponsored enterprises	0	0
State and political subdivisions	0	0
Mortgage backed securities and collateralized mortgage obligations - residential	0	0
Corporate bonds	0	0
Small Business Administration - guaranteed participation securities	0	0
Mortgage backed securities and collateralized mortgage obligations - commercial		0
Other	0	35
Total securities available for sale	0	35
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Securities available for sale [Abstract]
U.S. government sponsored enterprises	152,160	137,851
State and political subdivisions	173	525
Mortgage backed securities and collateralized mortgage obligations - residential	262,032	315,983
Corporate bonds	29,938	40,162
Small Business Administration - guaranteed participation securities	56,475	67,059
Mortgage backed securities and collateralized mortgage obligations - commercial		9,700
Other	685	650
Total securities available for sale	501,463	571,930
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Securities available for sale [Abstract]
U.S. government sponsored enterprises	0	0
State and political subdivisions	0	0
Mortgage backed securities and collateralized mortgage obligations - residential	0	0
Corporate bonds	0	0
Small Business Administration - guaranteed participation securities	0	0
Mortgage backed securities and collateralized mortgage obligations - commercial		0
Other	0	0
Total securities available for sale	0	0
Recurring [Member] | Carrying Value [Member]
Securities available for sale [Abstract]
U.S. government sponsored enterprises	152,160	137,851
State and political subdivisions	173	525
Mortgage backed securities and collateralized mortgage obligations - residential	262,032	315,983
Corporate bonds	29,938	40,162
Small Business Administration - guaranteed participation securities	56,475	67,059
Mortgage backed securities and collateralized mortgage obligations - commercial		9,700
Other	685	685
Total securities available for sale	$ 501,463	$ 571,965